HOMES 2025-NQM2 TRUST ABS 15G

 Exhibit 99.8 Schedule 3

Data Compare

Redacted Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source